Spirit of America Large Cap Value Fund
Schedule of Investments
March 31, 2022 - (Unaudited)
1
Shares Market Value
Common Stocks 98.40%
Communications 6.45%
Alphabet, Inc., Class A
(a)
1,820 $ 5,062,057
Netflix, Inc.
(a)
1,050 393,319
Uber Technologies, Inc.
(a)
3,000 107,040
Verizon Communications, Inc. 28,540 1,453,828
Walt Disney Co. (The)
(a)
18,950 2,599,182
9,615,426
Consumer Discretionary 5.35%
Amazon.com, Inc.
(a)
730 2,379,763
D.R. Horton, Inc. 8,050 599,806
Home Depot, Inc. (The) 7,588 2,271,316
Lennar Corp., Class A 6,850 556,015
Lowe's Cos., Inc. 1,750 353,833
Masco Corp. 10,500 535,500
McDonald's Corp. 3,580 885,262
NIKE, Inc., Class B 1,100 148,016
Toll Brothers, Inc. 5,150 242,153
7,971,664
Consumer Staples 8.64%
Altria Group, Inc. 12,250 640,063
Coca-Cola Co. (The) 7,400 458,800
Colgate-Palmolive Co. 1,500 113,745
Conagra Brands, Inc. 7,100 238,347
Constellation Brands, Inc., Class A 1,200 276,384
Costco Wholesale Corp. 6,051 3,484,468
Kroger Co. (The) 9,000 516,330
Lamb Weston Holdings, Inc. 4,300 257,613
PepsiCo, Inc. 2,400 401,712
Philip Morris International, Inc. 7,600 713,944
Procter & Gamble Co. (The) 7,265 1,110,092
Target Corp. 12,380 2,627,284
Wal-Mart Stores, Inc. 13,684 2,037,821
12,876,603
Energy 8.42%
Antero Midstream Corp. 5,000 54,350
Baker Hughes Co. 7,750 282,177
Cheniere Energy, Inc.

9,400 1,303,310
Chevron Corp. 15,710 2,558,059
ConocoPhillips 10,300 1,030,000
Devon Energy Corp. 4,500 266,085
Diamondback Energy, Inc. 1,450 198,766
Enbridge, Inc. 3,000 138,270
EOG Resources, Inc. 2,350 280,191
Exxon Mobil Corp. 7,350 607,037
Halliburton Co. 4,000 151,480

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Energy (cont.)
Kinder Morgan, Inc. 22,750 $ 430,203
Occidental Petroleum Corp. 2,500 141,850
ONEOK, Inc. 2,000 141,260
Phillips 66 5,900 509,701
Pioneer Natural Resources Co. 3,600 900,108
Schlumberger Ltd. 500 20,655
Targa Resources Corp. 3,600 271,692
TC Energy Corp. 500 28,210
Valero Energy Corp. 15,415 1,565,239
Williams Cos, Inc. (The) 50,000 1,670,500
12,549,143
Financials 10.44%
American Express Co. 5,000 935,000
Bank of America Corp. 29,600 1,220,112
Berkshire Hathaway, Inc., Class B
(a)
3,470 1,224,598
Blackstone Group, Inc. (The), Class A 11,250 1,428,075
Carlyle Group, Inc. (The) 6,050 295,906
Citigroup, Inc. 17,200 918,480
CME Group, Inc. 1,404 333,955
Goldman Sachs Group, Inc. (The) 2,915 962,241
JPMorgan Chase & Co. 20,992 2,861,629
Morgan Stanley 3,000 262,200
Signature Bank 10,675 3,133,006
SVB Financial Group
(a)
2,973 1,663,245
Wells Fargo & Co. 6,500 314,990
15,553,437
Health Care 9.95%
Abbott Laboratories 3,100 366,916
AbbVie, Inc. 22,957 3,721,559
Amgen, Inc. 2,900 701,278
Bristol-Myers Squibb Co. 16,250 1,186,737
Centene Corp.
(a)
10,100 850,319
CVS Health Corp. 7,611 770,309
Edwards LifeSciences Corp.
(a)
3,000 353,160
Humana, Inc. 1,350 587,479
McKesson Corp. 2,250 688,792
Medtronic PLC 7,069 784,306
Merck & Co., Inc. 18,050 1,481,003
Moderna , Inc.
(a)
1,000 172,260
Pfizer, Inc. 8,150 421,926
Quest Diagnostics, Inc. 4,500 615,870
Thermo Fisher Scientific, Inc. 1,540 909,601
UnitedHealth Group, Inc. 2,375 1,211,179
14,822,694
Industrials 9.09%
3M Co. 640 95,283

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Industrials (cont.)
Boeing Co. (The)
(a)
3,355 $ 642,482
Caterpillar, Inc. 10,675 2,378,603
CSX Corp. 42,525 1,592,561
Cummins, Inc. 3,550 728,140
Deere & Co. 5,375 2,233,098
FedEx Corp. 4,950 1,145,381
Honeywell International, Inc. 8,300 1,615,014
Johnson Controls International PLC 8,253 541,149
Raytheon Technologies Corp. 2,100 208,047
Union Pacific Corp.
1
150 40,982
United Parcel Service, Inc., Class B 2,250 482,535
Waste Connections, Inc. 13,175 1,840,548
13,543,823
Materials 1.72%
CF Industries Holdings, Inc. 7,700 793,562
Corteva , Inc. 7,233 415,753
Dow, Inc. 6,083 387,609
DuPont de Nemours, Inc. 6,500 478,270
International Paper Co. 500 23,075
Linde PLC 1,400 447,202
Sylvamo Corp.
(a)
45 1,497
WestRock Co. 500 23,515
2,570,483
Real Estate 0.14%
MGM Growth Properties LLC, Class A 2,250 87,075
Mid-America Apartment Communities, Inc. 500 104,725
Weyerhaeuser Co. 500 18,950
210,750
Real Estate Investment Trusts (REITs) 2.68%
American Tower Corp., Class A 1,040 261,269
Crown Castle International Corp. 2,690 496,574
Equinix , Inc. 1,425 1,056,808
Prologis, Inc. 7,950 1,283,766
Simon Property Group, Inc. 700 92,092
Sun Communities, Inc. 3,700 648,573
Terreno Realty Corp. 2,075 153,654
3,992,736
Technology 32.27%
Accenture PLC, Class A 4,325 1,458,520
Adobe, Inc.
(a)
1,700 774,554
Advanced Micro Devices, Inc.
(a)
2,100 229,614
Apple, Inc. 56,332 9,836,131
Applied Materials, Inc. 17,120 2,256,416
Cisco Systems, Inc. 17,250 961,860
Cognizant Technology Solutions Corp., Class A 4,600 412,482
Corning, Inc. 10,000 369,100

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Technology (cont.)
Crowdstrike Holdings, Inc., Class A
(a)
3,375 $ 766,395
Dell Technologies, Inc., Class C
(a)
1,624 81,509
Garmin Ltd. 1,900 225,359
HP, Inc. 15,600 566,280
International Business Machines Corp. 2,668 346,893
MasterCard, Inc., Class A 2,400 857,712
Microchip Technology, Inc. 6,450 484,653
Microsoft Corp. 23,539 7,257,309
NetApp, Inc. 2,600 215,800
NortonLifeLock , Inc. 27,700 734,604
NVIDIA Corp. 37,992 10,366,497
Oracle Corp. 31,475 2,603,927
Paychex, Inc. 3,850 525,409
QUALCOMM, Inc. 3,550 542,511
Texas Instruments, Inc. 12,375 2,270,565
Visa, Inc., Class A 7,150 1,585,655
Workday, Inc., Class A
(a)
9,830 2,353,892
48,083,647
Utilities 3.25%
AES Corp. 4,000 102,920
American Electric Power Co., Inc. 1,850 184,574
Dominion Energy, Inc. 12,000 1,019,640
Duke Energy Corp. 950 106,077
Edison International 2,100 147,210
NextEra Energy, Inc. 29,125 2,467,179
WEC Energy Group, Inc. 8,200 818,442
4,846,042
Total Common Stocks
(Cost $69,794,096) 146,636,448
Shares Market Value
Preferred Stocks 1.34%
Financials 1.18%
Annaly Capital Management, Inc., Series F, 6.95% 2,000 48,620
Arch Capital Group Ltd., Series F, 5.45% 2,000 48,840
Arch Capital Group Ltd., Series G, 4.55% 2,000 42,220
Athene Holding Ltd., Series C, 6.38% 2,000 53,060
Bank of America Corp., Series GG, 6.00% 4,000 104,160
Bank of America Corp., Series HH, 5.88% 2,000 51,060
Bank of America Corp., Series LL, 5.00% 2,000 48,360
Bank of America Corp., Series PP, 4.13%, B 3,333 71,026
Bank of America Corp., Series QQ, 4.25% 2,000 43,180
Bank of America Corp., Series SS, 4.75% 2,000 46,340
Charles Schwab Corp. (The), Series J, 4.45% 2,000 45,760
First Republic Bank, Series L, 4.25%, B 2,000 41,520
First Republic Bank, Series M, 4.00% 4,000 80,040
First Republic Bank, Series N, 4.50% 2,000 44,160

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Financials (cont.)
Globe Life, Inc., 4.25% 1,000 $ 22,180
JPMorgan Chase & Co, Series MM, 4.20% 6,000 126,480
JPMorgan Chase & Co., Series EE, 6.00% 2,000 52,640
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 43,720
JPMorgan Chase & Co., Series LL 4.63% 6,000 132,060
KeyCorp, Series G, 5.63% 2,000 50,300
KKR Group Finance Co. IX LLC, 4.63% 2,000 43,920
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00% 7,000 110,600
Morgan Stanley, Series O, 4.25% 2,000 43,020
Northern Trust Corp., Series E, 4.70% 1,360 33,647
Prudential Financial, Inc., 4.13% 705 16,201
Prudential Financial, Inc., 5.63% 2,000 52,340
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 3,168
U.S. Bancorp, Series M, 4.00%, B 2,000 41,360
US Bancorp, Series O, 4.5% 2,000 45,120
Wells Fargo & Co., Series CC, 4.38%, B 4,000 83,800
Wells Fargo & Co., Series DD, 4.25% 5,000 103,450
1,772,352
Real Estate 0.03%
Public Storage, Series P, 4.00% 2,000 40,980
Real Estate Investment Trusts (REITs) 0.03%
Digital Realty Trust, Inc., Series L, 5.20% 2,000 49,800
Utilities 0.10%
Brookfield Infrastructure Partners LP, 5.00%, B 2,000 40,600
DTE Energy Co., 4.38% 2,000 46,540
Entergy Louisiana LLC, 4.88% 2,000 50,560
137,700
Total Preferred Stocks
(Cost $2,266,750) 2,000,832
Shares Market Value
Money Market Funds 0.51%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.12%
(b)
754,589 754,589
Total Money Market Funds
(Cost $754,589) 754,589
Total Investments — 100.25%
(Cost $72,815,435) 149,391,869
Liabilities in Excess of Other Assets  — (0.25)% (366,793)
NET ASSETS - 100.00% $ 149,025,076
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
March 31, 2022 - (Unaudited)

Principal
Amount Market Value
Municipal Bonds  101.14%
Arizona 1.06%
City of Phoenix, AZ, General Obligation Unlimited Series , Callable 7/1/2026
@ 100,   5%, 7/1/2027 $ 500,000 $ 559,721
California 5.76%
California State Public Work s Board, Revenue Bonds Series , Callable
11/1/2026 @ 100,   5%, 11/1/2029 600,000 671,294
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue
Bonds, (OID) Series , Callable 6/1/2022 @ 100,   3.375%, 6/1/2029 100,000 100,383
Los Angeles CA Department of Water & Power, Revenue Bonds Series ,
Callable 1/1/2029 @ 100,   5.25%, 7/1/2049 200,000 231,710
Los Angeles Community College District, General Obligation Unlimited
Series , Callable 8/1/2026 @ 100,   4%, 8/1/2038 500,000 529,304
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond Series , Callable 5/15/2026 @ 100,   4%, 5/15/2037 145,000 153,557
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series , Callable 11/1/2030 @ 100,   5%, 11/1/2050 500,000 583,643
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series A , Callable 4/1/2028 @ 100,   4%, 10/1/2043 100,000 106,443
San Francisco Municipal Transportation Agency Series , Callable 3/1/2027 @
100,   4%, 3/1/2046 200,000 211,794
State of California, General Obligation Unlimited Series , Callable 8/1/2025
@ 100,   5%, 8/1/2029 250,000 274,263
State of California, General Obligation Unlimited Series , Callable 9/1/2026
@ 100,   4%, 9/1/2036 175,000 185,264
3,047,655
Connecticut 8.90%
City of New Haven, CT, General Obligation Unlimited Series , Callable
8/15/2026 @ 100,   5%, 8/15/2036 230,000 252,614
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds Series , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 251,559
Connecticut Housing Finance Authority, Refunding Revenue Bonds Series ,
Callable 5/15/2022 @ 100,   3.05%, 5/15/2031 135,000 135,073
Connecticut Housing Finance Authority, Revenue Bonds Series , Callable
5/15/2027 @ 100,   3.4%, 11/15/2037 25,000 25,291
Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds Series , Callable 7/1/2022 @ 100,   5%,
7/1/2042 500,000 504,682
Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds Series , Callable 7/1/2022 @
100,   4.5%, 7/1/2038 500,000 504,082
Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds, (OID) Series , Callable 7/1/2022 @
100,   4.25%, 7/1/2031 500,000 503,781
Connecticut State Health & Educational Facility Authority, Private Primary
Schools, Revenue Bonds Series , Callable 7/1/2022 @ 100,   4%,
7/1/2033 100,000 100,293

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series , Callable 7/1/2026 @ 100,   5%, 7/1/2034 $ 250,000 $ 273,931
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Series , Callable 7/1/2024 @ 100,   5%, 7/1/2034 100,000 105,504
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue
Bonds Series , Callable 10/1/2023 @ 100,   5%, 10/1/2030 250,000 261,018
State of Connecticut Special Tax Revenue, Public Improvements, Revenue
Bonds Series , Callable 1/1/2023 @ 100,   5%, 1/1/2028 445,000 455,057
State of Connecticut, General Obligation Unlimited Series , Callable
4/15/2027 @ 100,   5%, 4/15/2032 500,000 557,839
State of Connecticut, General Obligation Unlimited Series ,   5%, 6/15/2024 250,000 266,221
State of Connecticut, Public Improvements, General Obligation Unlimited
Series , Callable 4/15/2022 @ 100,   4%, 4/15/2032 250,000 250,336
University of Connecticut, University & College Improvements, Revenue
Bonds Series , Callable 2/15/2024 @ 100,   5%, 2/15/2034 250,000 262,422
4,709,703
District of Columbia 2.62%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) Series ,   4.45%, 6/15/2031 320,000 326,525
District of Columbia Housing Finance Agency, State Single-Family Housing,
Revenue Bonds, (Fannie Mae) Series ,   4.9%, 6/1/2040 280,000 280,529
District of Columbia Water & Sewer Authority, Revenue Bonds Series ,
Callable 10/1/2029 @ 100,   4%, 10/1/2049 315,000 337,647
District of Columbia Water & Sewer Authority, Revenue Bonds Series ,
Callable 4/1/2026 @ 100,   5%, 10/1/2036 250,000 275,779
District of Columbia Water & Sewer Authority, Revenue Bonds Series ,
Callable 4/1/2026 @ 100,   5%, 10/1/2034 150,000 165,648
1,386,128
Florida 7.92%
Central Florida Expressway Authority, Revenue Bonds Series , Callable
7/1/2026 @ 100,   4%, 7/1/2035 150,000 157,668
City of Orlando, FL, Public Improvements, Revenue Bonds Series , Callable
10/1/2024 @ 100,   5%, 10/1/2046 1,000,000 1,062,378
Florida Municipal Loan Council, Water Utility Improvements, Revenue
Bonds, (AGM) (OID) Series ,   5.5%, 10/1/2041 100,000 100,348
Florida Municipal Loan Council, Water Utility Improvements, Revenue
Bonds, (AGM) (OID) Series ,   5.25%, 10/1/2033 100,000 100,312
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds Series , Callable 10/1/2022 @ 100,   5%, 10/1/2030 500,000 507,161
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements,
Revenue Bonds Series ,   5%, 10/1/2025 120,000 121,232
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue
Bonds Series , Callable 7/1/2030 @ 100,   4%, 7/1/2050 500,000 529,410
Miami Dade County FL Water & Sewage System, Revenue Bonds Series
,   4%, 10/1/2044 150,000 158,668
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) Series ,   5.25%, 4/1/2031 260,000 310,095
School Board of Miami-Dade County (The), Certificate of Participation
Series , Callable 2/1/2026 @ 100,   4%, 2/1/2033 1,000,000 1,044,072

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Tampa-Hillsborough County Expressway Authority, Refunding Revenue
Bonds Series , Callable 7/1/2022 @ 100,   5%, 7/1/2037 $ 100,000 $ 100,961
4,192,305
Georgia 1.69%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds Series , Callable
11/1/2029 @ 100,   3%, 11/1/2037 500,000 501,623
Atlanta GA Water & Wastewater Revenue, Revenue Bonds Series , Callable
11/1/2027 @ 100,   5%, 11/1/2047 125,000 139,512
Fulton County Development Authority, Georgia Tech Athletic Association,
Refunding Revenue Bonds, (OID) Series , Callable 10/1/2022 @
100,   4.25%, 10/1/2037 100,000 101,487
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds Series ,   5%, 10/1/2022 145,000 147,651
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds Series ,   5%, 10/1/2022 5,000 5,091
895,364
Illinois 1.79%
Illinois State Finance Authority Series A , Callable 4/1/2030 @ 100,   4%,
4/1/2050 900,000 947,012
Indiana 2.75%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds
Series , Callable 10/1/2026 @ 100,   5%, 10/1/2046 600,000 665,037
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds
Series , Callable 10/1/2030 @ 100,   5%, 10/1/2050 500,000 581,290
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds
Series , Callable 11/1/2025 @ 100,   4%, 11/1/2051 200,000 209,500
1,455,827
Iowa 0.53%
State of Iowa, Revenue Bonds Series , Callable 6/1/2026 @ 100,   5%,
6/1/2027 250,000 279,980
Louisiana 1.16%
Louisiana Local Government Environmental Facilities & Community
Development Authority, Sewer Improvements, Revenue Bonds Series ,
Callable 2/1/2023 @ 100,   4%, 2/1/2048 500,000 510,468
Louisiana Local Government Environmental Facilities & Community
Development Authority, Sewer Improvements, Revenue Bonds Series ,
Callable 2/1/2023 @ 100,   5%, 2/1/2035 100,000 102,911
613,379
Maine 2.86%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue
Bonds, (OID) Series , Callable 7/1/2022 @ 100,   3.625%, 7/1/2041 500,000 503,201
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series , Callable 7/1/2030 @ 100,   4%, 7/1/2045 385,000 406,962
Maine State Health & Higher Educational Facilities Authority Revenue,
Revenue Bonds Series , Callable 7/1/2024 @ 100,   4%, 7/1/2044 250,000 256,857
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds Series , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 100,322
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds Series , Callable 11/15/2022 @ 100,   3.6%, 11/15/2036 95,000 95,229

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds Series , Callable 11/15/2022 @ 100,   3.45%, 11/15/2032 $ 95,000 $ 95,182
Maine Turnpike Authority, Refunding Revenue Bonds Series , Callable
7/1/2025 @ 100,   5%, 7/1/2026 50,000 54,608
1,512,361
Maryland 0.81%
City of Baltimore MD, Water Projects, Revenue Bonds Series , Callable
7/1/2029 @ 100,   4%, 7/1/2049 405,000 428,079
Massachusetts 3.81%
Massachusetts Housing Finance Agency Series , Callable 12/1/2027 @
100,   3.25%, 12/1/2032 200,000 202,269
Massachusetts Housing Finance Agency, Revenue Bonds Series , Callable
12/1/2025 @ 100,   3.25%, 12/1/2036 575,000 578,612
Massachusetts Housing Finance Agency, Revenue Bonds Series , Callable
12/1/2026 @ 100,   3.75%, 12/1/2037 250,000 257,301
Massachusetts Housing Finance Agency, Revenue Bonds Series , Callable
12/1/2026 @ 100,   3.55%, 12/1/2037 130,000 131,141
Massachusetts Housing Finance Agency, Revenue Bonds Series , Callable
6/1/2026 @ 100,   3.15%, 12/1/2026 40,000 40,836
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds Series ,   5.125%, 12/1/2039 65,000 65,058
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds Series ,   4.85%, 12/1/2029 60,000 60,042
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (FHA) (INS) Series ,   5.25%, 12/1/2035 5,000 5,035
Massachusetts School Building Authority, Revenue Bonds Series , Callable
2/15/2028 @ 100,   5.25%, 2/15/2048 500,000 567,993
Massachusetts School Building Authority, Revenue Bonds Series , Callable
8/15/2025 @ 100,   5%, 8/15/2026 100,000 109,809
2,018,096
Michigan 2.29%
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds Series ,   6%, 12/1/2035 500,000 500,000
Michigan State Housing Development Authority, State Multi-Family
Housing, Revenue Bonds, (GO OF AUTH) Series , Callable 4/1/2022 @
100,   4.5%, 10/1/2036 710,000 710,000
1,210,000
Minnesota 1.16%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds Series , Callable 1/1/2026 @ 100,   5%, 1/1/2041 565,000 614,843
Missouri 1.88%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) Series , Callable 11/15/2024 @ 100,   4%, 11/15/2045 500,000 520,447
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) Series , Callable 11/15/2022 @ 100,   3.75%, 11/15/2039 100,000 100,392

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Missouri State Health & Educational Facilities Authority, Health Facilities
Revenue. Revenue Bonds Series , Callable 11/15/2027 @ 100,   4%,
11/15/2049 $ 360,000 $ 376,296
997,135
Nevada 1.42%
Nevada System of Higher Education, Certification of Participation Series ,
Callable 7/1/2026 @ 100,   4%, 7/1/2027 700,000 749,714
New Jersey 4.98%
Borough of Seaside Heights, NJ, General Obligation Unlimited Series ,
Callable 4/1/2025 @ 100,   4%, 4/1/2026 125,000 132,009
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM)
Series ,   5.4%, 10/1/2025 150,000 167,036
New Jersey Economic Development Authority, School Improvements,
Refunding Revenue Bonds Series , Callable 3/1/2023 @ 100,   5%,
3/1/2031 300,000 308,988
New Jersey Economic Development Authority, University & College
Improvements, Revenue Bonds Series , Callable 6/15/2023 @ 100,   5%,
6/15/2030 250,000 259,814
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) Series ,   5%, 7/1/2027 15,000 15,049
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   3.5%, 11/1/2036 500,000 505,103
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   3.9%, 11/1/2050 175,000 177,374
New Jersey St Transportation Trust Fund Authority, Revenue Bonds Series ,
Callable 12/15/2030 @ 100,   4%, 6/15/2045 100,000 101,868
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds
Series ,   5%, 1/1/2031 200,000 201,947
State of New Jersey, Public Improvements, General Obligation Unlimited
Series , Callable 6/1/2025 @ 100,   4%, 6/1/2034 250,000 262,406
Tenafly School District, Refunding Bonds, General Obligation Unlimited,
(OID) Series , Callable 7/15/2022 @ 100,   3%, 7/15/2029 250,000 251,387
Tenafly School District, Refunding Bonds, General Obligation Unlimited,
(OID) Series , Callable 7/15/2022 @ 100,   3%, 7/15/2030 250,000 251,387
2,634,368
New Mexico 0.95%
New Mexico Hospital Equipment Loan Council, Hospital Improvements
Revenue Bonds, (OID) Series , Callable 8/1/2022 @ 100,   4%, 8/1/2042 500,000 504,830
New York 17.47%
City of New York NY, General Obligation Unlimited Series , Callable
10/1/2029 @ 100,   5%, 10/1/2039 145,000 166,472
City of New York NY, General Obligation Unlimited Series , Callable
4/1/2028 @ 100,   5%, 4/1/2040 305,000 342,012
City of New York NY, General Obligation Unlimited Series , Callable
3/1/2030 @ 100,   5%, 3/1/2043 150,000 170,937
City of New York NY, General Obligation Unlimited Series , Callable
4/1/2028 @ 100,   5%, 4/1/2043 195,000 217,788
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A , Callable
2/15/2027 @ 100,   4%, 2/15/2044 575,000 602,514

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Metropolitan Transportation Authority, Refunding Revenue Bonds Series
,   5.25%, 11/15/2028 $ 50,000 $ 52,786
Metropolitan Transportation Authority, Refunding Revenue Bonds Series ,
Callable 11/15/2027 @ 100,   5%, 11/15/2037 250,000 279,085
Metropolitan Transportation Authority, Revenue Bonds Series ,   5%,
11/15/2028 250,000 283,428
Metropolitan Transportation Authority, Revenue Bonds Series , Callable
11/15/2027 @ 100,   5%, 11/15/2035 250,000 279,239
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds Series ,   5%, 11/15/2028 250,000 273,077
Metropolitan Transportation Authority, Transit Improvements, Revenue
Bonds Series , Callable 5/15/2023 @ 100,   5%, 11/15/2033 100,000 102,874
New York City Housing Development Corp., Revenue Bonds Series ,
Callable 2/1/2026 @ 100,   3.5%, 11/1/2032 150,000 152,809
New York City Housing Development Corp., Revenue Bonds Series ,
Callable 5/1/2025 @ 100,   3.1%, 11/1/2032 250,000 250,889
New York City Housing Development Corp., Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   3.6%, 11/1/2031 250,000 255,873
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) Series ,
Callable 1/15/2025 @ 100,   5%, 7/15/2027 250,000 269,937
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds Series ,   5%, 7/15/2031 250,000 275,011
New York City Transitional Finance Authority Future Tax Secured Revenue
Bonds Series , Callable 5/1/2027 @ 100,   4%, 5/1/2044 300,000 310,595
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series ,   5%, 8/1/2023 100,000 104,388
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series , Callable 8/1/2025 @
100,   5%, 8/1/2027 25,000 27,333
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series , Callable 8/1/2026 @
100,   4%, 8/1/2035 100,000 105,065
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series A-1 ,   5%, 8/1/2024 100,000 106,791
New York City Water & Sewer System, Revenue Bonds Series , Callable
6/15/2027 @ 100,   5%, 6/15/2032 100,000 113,523
New York City Water & Sewer System, Revenue Bonds Series , Callable
6/15/2028 @ 100,   5%, 6/15/2049 500,000 560,220
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) Series , Callable 10/1/2022 @ 100,   3.25%, 4/1/2031 280,000 281,306
New York State Dormitory Authority, Revenue Bonds Series ,   4.75%,
10/1/2040 5,000 5,009
New York State Dormitory Authority, Revenue Bonds Series , Callable
7/1/2025 @ 100,   5%, 7/1/2037 385,000 421,239
New York State Dormitory Authority, Revenue Bonds Series ,   5%,
5/15/2022 165,000 165,779
New York State Dormitory Authority, Revenue Bonds, Series , Callable
3/15/2028 @ 100,   5%, 3/15/2043 250,000 281,049

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

New York State Thruway Authority, Revenue Bonds Series , Callable
1/1/2026 @ 100,   4%, 1/1/2037 $ 100,000 $ 103,857
New York, NY, General Obligation Unlimited Series , Callable 8/1/2029 @
100,   5%, 8/1/2043 500,000 569,052
Port Authority of New York & New Jersey, Revenue Bonds Series , Callable
11/15/2027 @ 100,   5%, 11/15/2030 250,000 286,592
Port Authority of New York & New Jersey, Revenue Bonds Series , Callable
11/15/2027 @ 100,   5%, 11/15/2037 250,000 285,599
Triborough Bridge & Tunnel Authority, Revenue Bonds Series , Callable
11/15/2025 @ 100,   5%, 11/15/2040 310,000 337,964
Triborough Bridge & Tunnel Authority, Revenue Bonds Series ,   5%,
11/15/2027 100,000 110,598
Triborough Bridge & Tunnel Authority, Revenue Bonds Series ,   5%,
11/15/2023 100,000 105,223
Triborough Bridge & Tunnel Authority, Revenue Bonds Series , Callable
11/15/2025 @ 100,   5%, 11/15/2035 250,000 273,733
Triborough Bridge & Tunnel Authority, Revenue Bonds Series , Callable
11/15/2030 @ 100,   5%, 11/15/2049 500,000 571,955
Triborough Bridge & Tunnel Authority, Revenue Bonds Series , Callable
5/15/2031 @ 100,   5%, 11/15/2051 125,000 143,731
9,245,332
North Carolina 0.41%
University of North Carolina at Charlotte (The), Revenue Bonds Series ,
Callable 10/1/2027 @ 100,   4%, 10/1/2037 100,000 108,017
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds Series , Callable 4/1/2025 @ 100,   5%,
4/1/2040 100,000 108,737
216,754
North Dakota 0.19%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds Series ,
Callable 5/1/2025 @ 100,   3%, 5/1/2029 100,000 101,940
Ohio 1.00%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue Bonds
Series , Callable 8/15/2030 @ 100,   4%, 8/15/2050 500,000 528,289
Oklahoma 0.48%
Oklahoma Municipal Power Authority, Electric Lights & Power
Improvements, Revenue Bonds Series , Callable 1/1/2023 @ 100,   4%,
1/1/2047 250,000 254,737
Oregon 0.07%
Oregon Health & Science University, Refunding Revenue Bonds Series ,
Callable 7/1/2022 @ 100,   5%, 7/1/2032 35,000 35,341
Pennsylvania 10.26%
Allegheny County PA Hospital, Development Authority, Revenue Bonds
Series , Callable 4/1/2028 @ 100,   4%, 4/1/2044 150,000 156,756
Chester County Health and Education, Revenue Bonds Series , Callable
9/1/2030 @ 100,   4%, 9/1/2050 500,000 535,658
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds,
Series C , Callable 10/1/2031 @ 100,   5%, 10/1/2046 500,000 579,710

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds,
Series C , Callable 10/1/2031 @ 100,   4%, 10/1/2051 $ 500,000 $ 536,349
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Revenue, Revenue Bonds Series , Callable 6/1/2028 @ 100,   4%,
6/1/2039 250,000 262,440
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue
Bonds Series , Callable 7/1/2029 @ 100,   4%, 7/1/2049 500,000 522,875
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds Series , Callable 11/1/2022 @ 100,   5%,
5/1/2042 100,000 100,393
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds Series , Callable 11/1/2022 @ 100,   5%,
5/1/2037 100,000 100,492
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds (OID) Series , Callable 11/1/2022 @
100,   4%, 5/1/2032 100,000 98,935
Pennsylvania Housing Finance Agency, Revenue Bonds Series , Callable
4/1/2027 @ 100,   3.65%, 10/1/2042 100,000 101,329
Pennsylvania State Economic Development Financing Authority, Revenue
Bonds Series A , Callable 11/15/2027 @ 100,   4%, 11/15/2047 400,000 415,689
Pennsylvania State University, Revenue Bonds Series , Callable 9/1/2026 @
100,   5%, 9/1/2034 190,000 211,695
Pennsylvania State University, Revenue Bonds Series , Callable 9/1/2026 @
100,   5%, 9/1/2035 125,000 139,106
Pennsylvania State University, Revenue Bonds Series , Callable 9/1/2026 @
100,   5%, 9/1/2036 100,000 111,241
Pennsylvania Turnpike Commission, Revenue Bonds Series A ,   5.25%,
7/15/2028 150,000 177,289
Pennsylvania Turnpike Commission, Revenue Bonds Series , Callable
12/1/2025 @ 100,   5%, 12/1/2045 500,000 542,678
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds Series ,
Callable 11/1/2030 @ 100,   5%, 11/1/2045 500,000 576,888
West View Municipal Authority Water Revenue, Water Utility Improvements,
Revenue Bonds, (OID) Series , Callable 11/15/2024 @ 100,   4%,
11/15/2043 250,000 263,315
5,432,838
Puerto Rico 0.48%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding
Revenue Bonds Series ,   5%, 7/1/2022 250,000 252,249
South Dakota 0.56%
South Dakota Housing Development Authority, Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 249,295
South Dakota Housing Development Authority, Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   3.125%, 11/1/2036 45,000 45,230
294,525
Tennessee 0.69%
City of Memphis, TN, General Obligation Unlimited Series , Callable
4/1/2024 @ 100,   5%, 4/1/2044 100,000 105,320

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds Series ,   5%,
7/1/2026 $ 200,000 $ 200,436
Tennessee Housing Development Agency, Revenue Bonds Series , Callable
1/1/2027 @ 100,   3.4%, 7/1/2037 60,000 60,315
366,071
Texas 10.43%
Austin TX Electric Utility System Revenue, Revenue Bonds Series B ,
Callable 11/15/2029 @ 100,   5%, 11/15/2049 500,000 581,106
City of Houston, TX, Refunding Revenue Bonds Series , Callable 3/1/2029 @
100,   4%, 3/1/2049 500,000 532,123
City Public Service Board of San Antonio, TX, Revenue Bonds Series ,
Callable 8/1/2026 @ 100,   5%, 2/1/2032 250,000 278,511
Clifton Higher Education Finance Corporation, School Improvements,
Refunding Revenue Bonds Series ,   4%, 8/15/2044 500,000 511,573
Comal Independent School District, School Improvements, General
Obligation Unlimited Series , Callable 2/1/2026 @ 100,   4%, 2/1/2034 250,000 264,936
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series , Callable 5/15/2026 @ 100,   4%, 11/15/2030 130,000 136,646
North Texas Tollway Authority Revenue, Revenue Bonds, Series A , Callable
1/1/2028 @ 100,   4%, 1/1/2043 470,000 492,741
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) Series , Callable 9/15/2022 @ 100,   4%,
9/15/2042 250,000 252,113
San Antonio Water System, Refunding Revenue Bonds Series , Callable
11/15/2029 @ 100,   5%, 5/15/2034 190,000 223,480
San Antonio Water System, Revenue Bonds Series A , Callable 5/15/2030 @
100,   5%, 5/15/2050 205,000 238,132
Texas Public Finance Authority, Revenue Bonds Series , Callable 12/1/2026
@ 100,   4%, 12/1/2031 200,000 213,056
Texas State Water Development Board, Revenue Bonds Series , Callable
10/15/2028 @ 100,   5%, 4/15/2049 450,000 516,391
Texas State Water Development Board, Revenue Bonds, Series A , Callable
10/15/2029 @ 100,   4%, 10/15/2037 500,000 543,253
Texas State Water Development Board, Revenue Bonds, Series A , Callable
10/15/2029 @ 100,   4%, 10/15/2054 500,000 532,169
White Oak, TX, Independent School District, General Obligation Unlimited
Series , Callable 2/15/2027 @ 100,   4%, 2/15/2029 190,000 204,539
5,520,769
Utah 1.59%
University of Utah (The), University & College Improvements, Revenue
Bonds Series ,   5%, 8/1/2043 250,000 260,870
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds
Series , Callable 5/15/2026 @ 100,   5%, 5/15/2050 500,000 576,882
Utah Housing Corp., State Single-Family Housing, Revenue Bonds Series
,   5.25%, 1/1/2025 5,000 5,006
842,758

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Vermont 0.47%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds Series , Callable 8/15/2022 @ 100,   3.75%, 8/15/2037 $ 245,000 $ 246,270
Virgin Islands 0.09%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds Series
,   5%, 10/1/2025 50,000 50,237
Virginia 0.50%
Virginia State Resource Authority Infrastructure, Revenue Bonds Series ,
Callable 11/1/2025 @ 100,   4%, 11/1/2033 75,000 79,914
Virginia State Resource Authority Infrastructure, Revenue Bonds,
Prerefunded Series , Callable 11/1/2025 @ 100,   4%, 11/1/2033 175,000 187,028
266,942
Washington 1.96%
Spokane Public Facilities District, Public Improvements, Revenue Bonds
Series , Callable 6/1/2023 @ 100,   5%, 5/1/2043 1,000,000 1,038,583
Wisconsin 0.15%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) Series ,   5.625%, 11/1/2035 80,000 81,593
Total Municipal Bonds
(Cost $54,266,590) 53,531,728
Total Investments — 101.14%
(Cost $54,266,590) 53,531,728
Liabilities in Excess of Other Assets  — (1.14)% (603,766)
NET ASSETS - 100.00% $ 52,927,962
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FHA - Insured by Federal Housing Administration
GO - General Obligation
INS - Insured
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
March 31, 2022 - (Unaudited)

Shares Market Value
Common Stocks 17.95%
Communications 1.16%
AT&T, Inc. 10,000 $ 236,300
Verizon Communications, Inc. 20,000 1,018,800
1,255,100
Consumer Staples 0.96%
Philip Morris International, Inc. 11,000 1,033,340
Energy 9.08%
Chevron Corp. 11,000 1,791,130
Enbridge, Inc. 29,763 1,371,777
Energy Transfer LP 30,000 335,700
Enterprise Products Partners LP 20,000 516,200
Kinder Morgan, Inc. 40,000 756,400
MPLX LP 20,000 663,600
Phillips 66 8,000 691,120
TC Energy Corp. 20,536 1,158,641
Valero Energy Corp. 11,000 1,116,940
Williams Cos, Inc. (The) 42,500 1,419,925
9,821,433
Financials 1.42%
Blackstone Group, Inc. (The), Class A 3,750 476,025
Blackstone Mortgage Trust, Inc., Class A 11,565 367,651
Citigroup, Inc. 13,000 694,200
1,537,876
Health Care 2.88%
AbbVie, Inc. 15,000 2,431,650
Gilead Sciences, Inc. 3,000 178,350
Merck & Co., Inc. 6,000 492,300
3,102,300
Real Estate 1.08%
City Office REIT, Inc. 10,000 176,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 10,000 474,300
Medical Properties Trust, Inc. 5,000 105,700
Physicians Realty Trust 2,000 35,080
Simon Property Group, Inc. 1,500 197,340
Spirit MTA REIT
(a)
2,000 850
Spirit Realty Capital, Inc. 4,000 184,080
1,173,950
Utilities 1.37%
Dominion Energy, Inc. 5,000 424,850

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Duke Energy Corp. 9,500 $ 1,060,770
1,485,620
Total Common Stocks
(Cost $14,046,785) 19,409,619
Shares Market Value
Preferred Stocks 17.83%
Financials 12.10%
Affiliated Managers Group, Inc., 4.20% 10,000 199,400
Affiliated Managers Group, Inc., 4.75% 10,000 219,600
Allstate Corporation (The), Series I, 4.75% 20,000 493,800
American Financial Group, Inc., 5.13% 15,000 368,100
American Financial Group, Inc., 5.63% 20,000 507,400
Athene Holding Ltd., Series C, 6.38% 10,000 265,300
Athene Holding Ltd., Series D, 4.88%, B 20,000 434,600
Bank of America Corp., Series HH, 5.88% 8,000 204,240
Bank of America Corp., Series LL, 5.00% 20,000 483,600
Bank of America Corp., Series NN, 4.38% 10,000 216,500
Bank of America Corp., Series PP, 4.13%, B 16,667 355,174
Bank of America Corp., Series QQ, 4.25% 10,000 215,900
Brighthouse Financial, Inc., Series, C, 5.38% 20,000 455,800
Capital One Financial Corp, Series J, 4.80%, J 10,000 220,600
Capital One Financial Corp., Series K, 4.63% 12,334 267,401
CNO Financial Group, Inc., 5.13% 2,000 44,400
Equitable Holdings, Inc., Series C, 4.30%, B 20,000 397,600
First Republic Bank, Series J, 4.70% 20,000 447,600
First Republic Bank, Series K, 4.13% 13,667 281,814
First Republic Bank, Series L, 4.25%, B 10,000 207,600
First Republic Bank, Series N, 4.50% 10,000 220,800
Fulton Financial Corp., Series, A, 5.13% 6,000 133,920
Huntington Bancshares, Inc., Series H, 4.50% 10,000 209,200
JPMorgan Chase & Co., Series EE, 6.00% 20,000 526,400
JPMorgan Chase & Co., Series GG, 4.75% 20,000 459,000
JPMorgan Chase & Co., Series JJ, 4.55% 10,000 218,600
KeyCorp, Series G, 5.63% 15,000 377,250
MetLife, Inc., Series F, 4.75% 25,000 596,000
Morgan Stanley, Series O, 4.25% 10,000 215,100
Northern Trust Corp., Series E, 4.70% 18,640 461,154
Prudential Financial, Inc., 4.13% 3,530 81,119
Prudential Financial, Inc., 5.63% 10,000 261,700
RenaissanceRE Holdings Ltd., Series G, 4.20% 500 10,560
Selective Insurance Group, Inc., Series B, 4.60%, B 1,000 20,950
State Street Corporation, 5.35% 1,000 26,470
Truist Financial Corp., Series R, 4.75% 16,334 373,885
U.S. Bancorp, Series L, 3.75% 20,000 394,200
U.S. Bancorp, Series M, 4.00%, B 10,000 206,800
W.R. Berkley Corporation, 5.10% 20,000 487,600
Washington Federal, Inc., Series A, 4.88% 10,000 217,000
Wells Fargo & Co., Series AA, 4.70% 20,000 441,000

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Wells Fargo & Co., Series CC, 4.38%, B 20,000 $ 419,000
Wells Fargo & Co., Series Z, 4.75% 20,000 443,400
13,087,537
Real Estate 2.45%
Brookfield Property Partners LP, Series A, 5.75%, A 7,500 158,100
Diversified Healthcare Trust, 5.63% 26,660 482,812
Federal Realty Investment Trust 7,500 189,450
PS Business Parks, Inc., 5.20% 4,000 99,320
PS Business Parks, Inc., 5.25% 10,000 252,300
Public Storage, Series I, 4.88% 9,583 233,538
Public Storage, Series L, 4.63% 10,000 232,800
Public Storage, Series M, 4.13% 3,889 84,625
Public Storage, Series N, 3.88% 20,000 409,600
Public Storage, Series S, 4.10% 10,000 207,700
Vornado Realty Trust, 5.40% 12,298 289,249
2,639,494
Technology 0.12%
Pitney Bowes, Inc., 6.70% 5,700 126,597
Utilities 3.16%
BIP Bernuda Holdings I Ltd, 5.125% 10,000 226,200
Brookfield Infrastructure Partners LP, 5.00%, B 10,000 203,000
Brookfield Infrastructure Partners LP, 5.13% 20,000 411,400
DTE Energy Co., Series G, 4.38% 20,000 445,220
Entergy Arkansas, Inc., 4.88% 20,000 500,000
Entergy Louisiana LLC, 4.88% 10,000 252,800
Entergy Mississippi, Inc., 4.90% 30,000 738,300
Southern Co., 4.95% 21,000 506,730
Southern Co., Series C, 4.20% 6,000 133,860
3,417,510
Total Preferred Stocks
(Cost $21,149,294) 19,271,138
Principal
Amount Market Value
Collateralized Mortgage Obligations  0.08%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035 $ 22,633 16,414
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035 24,468 17,744
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035 46,192 46,632
Total Collateralized Mortgage Obligations  (Cost $67,699) 80,790
Principal
Amount Market Value
Corporate Bonds  8.74%
Bank of New York Mellon Corp. (The), 4.625%, 12/20/2049 500,000 493,750
Bank of New York Mellon Corp. (The), 3.7%, 3/20/2169 100,000 95,375
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 102,754

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Exelon Generation Co. LLC, 5.6%, 6/15/2042 (b)
(c)
$ 400,000 $ 384,130
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 370,648
General Electric Co., 4.156%, 12/29/2049 765,000 737,269
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 1,074,288
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 610,917
Hospitality Properties Trust, 4.5%, 3/15/2025 500,000 469,348
Kinder Morgan Energy Partners LP, 6.5%, 2/1/2037 250,000 293,753
MetLife, Inc., 9.25%, 4/8/2038 (b) 1,500,000 1,950,596
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,458,940
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 1,109,197
Valero Energy Corporation, 8.75%, 6/15/2030 224,000 294,969
Total Corporate Bonds
(Cost $8,855,236) 9,445,934
Principal
Amount Market Value
Municipal Bonds  54.91%
Alabama 2.14%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds
Series ,   5.5%, 11/15/2043 2,000,000 2,310,013
Arizona 0.44%
Arizona School Facilities Board, School Improvements, Certificate of
Participation Series ,   6%, 9/1/2027 225,000 258,508
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds Series , Callable 7/1/2030 @ 100,   2.704%, 7/1/2045 250,000 213,583
472,091
California 4.77%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited Series ,   6.7%, 2/1/2026 465,000 507,120
California State University, Revenue Bonds, Series B , Callable 5/1/2030 @
100,   3.065%, 11/1/2042 50,000 43,959
City & County of San Francisco, CA, General Obligation Unlimited Series
,   6.26%, 6/15/2030 450,000 558,623
County of San Bernardino, CA, Refunding Revenue Bonds Series ,   6.02%,
8/1/2023 85,000 87,809
Peralta Community College District, Refunding Revenue Bonds Series
,   6.909%, 8/1/2025 500,000 550,427
Peralta Community College District, Refunding Revenue Bonds Series
,   7.309%, 8/1/2031 310,000 369,861
San Bernardino City Unified School District, School Improvements,
Certificate of Participation, (AGM) (OID) Series ,   8.053%, 2/1/2023 1,000,000 1,051,003
San Bernardino City Unified School District, School Improvements,
Certificate of Participation, (AGM) (OID) Series ,   8.253%, 2/1/2026 500,000 581,994
University of California Revenues, Revenue Bonds Series ,   4.131%,
5/15/2045 530,000 543,472
University of California Revenues, Revenue Bonds Series , Callable
5/15/2030 @ 100,   6.296%, 5/15/2050 260,000 303,817
University of California, University & College Improvements, Refunding
Revenue Bonds Series ,   3.659%, 5/15/2027 250,000 256,182

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

West Contra Costa Unified School District, School Improvements, General
Obligation Unlimited Series ,   6.25%, 8/1/2030 $ 250,000 $ 303,680
5,157,947
Colorado 0.64%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept Program)
Series ,   6.746%, 5/15/2042 500,000 689,151
Connecticut 0.31%
State of Connecticut, General Obligation Unlimited Series ,   5.85%,
3/15/2032 280,000 332,833
Florida 3.71%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificate of Participation Series ,   7.17%, 6/1/2026 1,065,000 1,148,349
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds Series ,   5.218%, 10/1/2040 300,000 351,810
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds Series ,   5.534%, 7/1/2032 500,000 571,858
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) Series ,   7.5%, 4/1/2040 1,000,000 1,414,848
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) Series ,   7.083%, 10/1/2029 250,000 321,880
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds Series ,   7.587%, 12/1/2030 150,000 188,884
3,997,629
Georgia 4.24%
Cobb Marietta Georgia Coliseum, Revenue Bonds Series , Callable 1/1/2026
@ 100,   4.5%, 1/1/2047 600,000 645,606
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds Series ,   7.055%,
4/1/2057 1,438,000 1,892,975
State of Georgia, Public Improvements, General Obligation Unlimited Series ,
Callable 2/1/2024 @ 100,   3.84%, 2/1/2032 2,000,000 2,042,304
4,580,885
Hawaii 0.47%
State of Hawaii, General Obligation Unlimited Series , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 512,777
Idaho 0.37%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) Series , Callable 9/1/2022 @ 100,   5.25%, 9/1/2024 400,000 402,269
Illinois 1.87%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds Series ,   6.742%, 11/1/2040 250,000 311,899
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) Series ,   7.03%, 12/1/2028 1,500,000 1,710,824
2,022,723
Indiana 1.87%
Anderson School Building Corporation, Refunding Bonds, General
Obligation Limited Series , Callable 7/5/2023 @ 100,   3.95%, 7/5/2029 1,000,000 1,012,814

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Anderson School Building Corporation, Refunding Bonds, General
Obligation Limited, (OID) Series , Callable 7/5/2023 @ 100,   3.75%,
7/5/2028 $ 1,000,000 $ 1,010,463
2,023,277
Kansas 0.29%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited, Series B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 330,000 314,803
Kentucky 0.39%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue Bonds
Series ,   5.373%, 11/1/2025 400,000 418,635
Massachusetts 0.43%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) Series ,   6.25%, 1/1/2028 125,000 138,522
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds Series ,   6.432%, 10/1/2035 250,000 315,495
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds Series ,   6.573%,
5/1/2039 15,000 15,048
469,065
Michigan 1.34%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited Series ,   6.2%, 5/1/2024 200,000 200,542
County of Macomb, MI, Retirement Facilities, General Obligation Limited
Series , Callable 11/1/2025 @ 100,   4.126%, 11/1/2030 250,000 263,059
Michigan Finance Authority, Revenue Bonds Series , Callable 9/1/2025 @
100,   3.896%, 9/1/2030 250,000 261,770
Michigan Finance Authority, School Improvements, Revenue Bonds Series
,   6.375%, 11/1/2025 500,000 501,188
Michigan Finance Authority, School Improvements, Revenue Bonds Series
,   6.2%, 5/1/2022 80,000 80,302
Onsted Community Schools, School Improvements, General Obligation
Unlimited Series ,   5.9%, 5/1/2027 150,000 150,304
St Johns Public Schools, General Obligation Unlimited Series ,   6.65%,
5/1/2040 5,000 5,015
1,462,180
Mississippi 0.85%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Bonds Series
B ,   2.437%, 2/1/2039 100,000 88,330
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds Series ,   6.589%, 1/1/2035 650,000 833,409
921,739
Missouri 3.69%
City of Kansas City, MO, Revenue Bonds Series ,   7.83%, 4/1/2040 2,355,000 3,301,561
Missouri Joint Municipal Electric Utility Commission, Electric Lights &
Power Improvements, Build America Revenue Bonds Series ,   7.73%,
1/1/2039 475,000 692,709
3,994,270

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Nebraska 0.20%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds Series ,   5.323%, 1/1/2030 $ 200,000 $ 220,713
Nevada 1.14%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds
Series ,   7.969%, 2/1/2040 590,000 843,886
County of Washoe, NV, Public Improvements, Build America Revenue Bonds
Series ,   7.875%, 2/1/2040 250,000 389,024
1,232,910
New Jersey 2.14%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds Series ,   6.19%,
7/1/2040 500,000 500,986
Township of Brick, NJ, General Obligation Unlimited Series ,   3.75%,
9/1/2028 1,780,000 1,819,951
2,320,937
New York 6.34%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited Series ,   5.698%, 3/1/2027 145,000 162,396
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited Series ,   5.206%, 10/1/2031 100,000 110,138
County of Nassau, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited Series ,   5.375%, 10/1/2024 500,000 521,394
Long Island Power Authority, Revenue Bonds, (OID) Series ,   5.85%,
5/1/2041 195,000 249,702
Metropolitan Transportation Authority, Revenue Bonds Series ,   5.871%,
11/15/2039 200,000 233,060
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds Series ,   6.2%, 11/15/2026 375,000 402,894
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds Series ,   6.587%, 11/15/2030 145,000 170,134
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds Series ,   5.989%, 11/15/2030 125,000 145,225
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) Series ,   5.9%, 3/1/2046 580,000 667,794
New York City Transitional Finance Authority Building Aid Revenue, School
Improvements, Build America Revenue Bonds, (State Aid Withholding)
Series ,   6.828%, 7/15/2040 500,000 659,955
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds Series ,   5.467%,
5/1/2036 815,000 977,867
Port Authority of New York & New Jersey Series , Callable 6/1/2025 @
100,   4.823%, 6/1/2045 500,000 526,806
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds Series ,   3.921%, 10/15/2028 1,615,000 1,650,600
Triborough Bridge & Tunnel Authority, Revenue Bonds Series , Callable
11/15/2033 @ 100,   5.55%, 11/15/2040 150,000 180,234

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Western Nassau County Water Authority, Build America Revenue Bonds
Series ,   6.701%, 4/1/2040 $ 150,000 $ 197,607
6,855,806
North Carolina 0.23%
County of Cabarrus, NC, School Improvements, Revenue Bonds Series
,   5.5%, 4/1/2026 235,000 247,858
Ohio 3.34%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds Series ,   7.499%, 2/15/2050 500,000 720,849
American Municipal Power, Inc., Revenue Bonds Series ,   6.27%, 2/15/2050 480,000 605,681
Cincinnati City School District, Refunding Bonds, Certificate of Participation,
(OID) Series , Callable 12/15/2024 @ 100,   4%, 12/15/2032 200,000 207,680
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds Series ,   8.223%, 2/15/2040 1,000,000 1,363,348
Olentangy Local School District, Refunding Bonds, General Obligation
Unlimited Series ,   3.5%, 12/1/2029 500,000 512,242
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited, (School District
Credit Program) Series ,   5.65%, 9/1/2031 200,000 200,471
3,610,271
Pennsylvania 3.17%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds
Series , Callable 12/1/2029 @ 100,   3.579%, 12/1/2043 390,000 388,704
Pennsylvania Turnpike Commission, Build America Revenue Bonds Series
,   6.378%, 12/1/2037 520,000 656,000
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) Series ,   6.35%, 4/15/2028 630,000 727,685
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds
Series ,   5.087%, 3/15/2028 500,000 494,555
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds Series ,   7.04%,
11/1/2039 1,000,000 1,157,365
3,424,309
Rhode Island 0.40%
Narragansett Bay Commission, Revenue Bonds, Series 2020A , Callable
9/1/2030 @ 100,   2.917%, 9/1/2043 500,000 428,340
Texas 1.34%
Frisco Economic Development Corporation, Public Improvements, Revenue
Bonds Series ,   4.2%, 2/15/2034 1,000,000 1,020,818
Grand Parkway Transportation Corp., Revenue Bonds, Series B , Callable
4/1/2030 @ 100,   3.236%, 10/1/2052 100,000 90,473
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation Limited
Series ,   6.44%, 5/15/2039 260,000 344,759
1,456,050
Virgin Islands 1.93%
Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) Series
,   6.85%, 7/1/2035 1,000,000 1,177,771

Spirit of America Income Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) Series
,   6.65%, 7/1/2028 $ 840,000 $ 910,674
2,088,445
Virginia 5.36%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds,
(OID) Series ,   6.706%, 6/1/2046 5,710,000 5,792,567
Washington 1.41%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) Series
,   5.57%, 2/1/2040 250,000 301,154
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds Series ,   5.345%, 9/1/2030 250,000 276,329
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights &
Power Improvements, Build America Revenue Bonds Series ,   6.884%,
9/1/2032 500,000 635,205
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) Series ,   5.68%,
12/1/2040 250,000 299,497
1,512,185
Wisconsin 0.09%
State of Wisconsin, General Obligation Unlimited Series ,   2.347%, 5/1/2031 100,000 94,922
Total Municipal Bonds
(Cost $54,094,691) 59,367,600
Total Investments — 99.51%
(Cost $98,213,705) 107,575,081
Other Assets in Excess of Liabilities  — 0.49% 534,235
NET ASSETS - 100.00% $ 108,109,316
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Income & Opportunity Fund
Schedule of Investments
March 31, 2022 - (Unaudited)

Shares Market Value
Common Stocks 46.62%
Communications 7.07%
Alphabet, Inc., Class A
(a)
250 $ 695,337
Alphabet, Inc., Class C
(a)
190 530,668
AT&T, Inc. 4,114 97,214
Netflix, Inc.
(a)
500 187,295
Uber Technologies, Inc.
(a)
4,000 142,720
Verizon Communications, Inc. 5,000 254,700
1,907,934
Consumer Discretionary 4.07%
Amazon.com, Inc.
(a)
175 570,491
Home Depot, Inc. (The) 1,000 299,330
Lennar Corp., Class A 2,800 227,276
1,097,097
Energy 5.01%
Cheniere Energy Partners LP 2,300 129,628
Energy Transfer LP 17,350 194,146
Enterprise Products Partners LP 10,805 278,877
Kinder Morgan, Inc. 7,500 141,825
Magellan Midstream Partners LP 2,725 133,716
MPLX LP 8,850 293,643
Viper Energy Partners LP 3,200 94,624
Williams Cos, Inc. (The) 2,500 83,525
1,349,984
Financials 5.09%
Blackstone Group, Inc. (The), Class A 5,500 698,170
Blackstone Mortgage Trust, Inc., Class A 3,207 101,950
Citigroup, Inc. 3,500 186,900
Fifth Third Bancorp 3,400 146,336
JPMorgan Chase & Co. 1,000 136,320
Starwood Property Trust, Inc. 4,175 100,910
1,370,586
Health Care 2.40%
AbbVie, Inc. 4,000 648,440
Industrials 2.75%
Caterpillar, Inc. 700 155,974
Deere & Co. 1,150 477,779
Honeywell International, Inc. 550 107,019
740,772
Materials 0.24%
Dow, Inc. 1,000 63,720

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Real Estate Investment Trusts (REITs) 4.99%
Prologis, Inc. 3,000 $ 484,440
Sun Communities, Inc. 714 125,157
Terreno Realty Corp. 7,000 518,350
Welltower, Inc. 1,160 111,522
WP Carey, Inc. 1,340 108,326
1,347,795
Technology 14.16%
Apple, Inc. 3,250 567,483
Crowdstrike Holdings, Inc., Class A
(a)
350 79,478
MasterCard, Inc., Class A 200 71,476
Microsoft Corp. 2,000 616,620
NVIDIA Corp. 8,180 2,231,995
PayPal Holdings, Inc.
(a)
1,500 173,475
Visa, Inc., Class A 350 77,620
3,818,147
Utilities 0.84%
American Electric Power Co., Inc. 1,155 115,234
Duke Energy Corp. 1,000 111,660
226,894
Total Common Stocks
(Cost $6,609,981) 12,571,369
Shares Market Value
Exchange-Traded Funds 0.52%
ProShares Short S&P 500 ETF
(a)
10,000 140,900
Total Exchange-Traded Funds
(Cost $152,650) 140,900
Shares Market Value
Preferred Stocks 10.04%
Financials 6.01%
Affiliated Managers Group, Inc., 4.20% 5,000 99,700
Arch Capital Group Ltd., Series G, 4.55% 5,000 105,550
Bank of America Corp., Series QQ, 4.25% 5,000 107,950
Bank of America Corp., Series SS, 4.75% 5,000 115,850
Brighthouse Financial, Inc. Series D, 4.63% 6,000 124,980
Capital One Financial Corp., Series K, 4.63% 6,166 133,679
First Republic Bank, Series K, 4.13% 1,333 27,486
Globe Life, Inc., 4.25% 1,000 22,180
JPMorgan Chase & Co., Series JJ, 4.55% 5,000 109,300
JPMorgan Chase & Co., Series LL 4.63% 6,000 132,060
Morgan Stanley, Series O, 4.25% 5,000 107,550
Prudential Financial, Inc., 4.13% 1,765 40,560
RenaissanceRE Holdings Ltd., Series G, 4.20% 350 7,392
Truist Financial Corp., Series R, 4.75% 8,166 186,920
U.S. Bancorp, Series L, 3.75% 10,000 197,100

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Wells Fargo & Co., Series DD, 4.25% 5,000 $ 103,450
1,621,707
Real Estate 1.95%
Hudson Pacific Properties Inc., Series C, 4.75% 6,000 129,180
Public Storage, 5.05% 5,000 125,350
Public Storage, Series M, 4.13% 1,944 42,301
Public Storage, Series R, 4.00% 6,000 123,780
Public Storage, Series S, 4.10% 5,000 103,850
524,461
Utilities 2.08%
Brookfield Infrastructure Partners LP, 5.13% 10,000 205,700
Southern Co., 5.25% 14,000 354,340
560,040
Total Preferred Stocks
(Cost $3,093,922) 2,706,208
Principal
Amount Market Value
Corporate Bonds  1.80%
Apple, Inc., 2.2%, 9/11/2029 $ 250,000 238,608
Microsoft Corp., 3.3%, 2/6/2027 240,000 247,528
Total Corporate Bonds
(Cost $499,749) 486,136
Principal
Amount Market Value
Municipal Bonds  37.27%
Arizona 2.63%
City of Tucson, AZ, Certificate of Participation, (AGM) Series ,   4.831%,
7/1/2034 620,000 708,105
California 4.22%
California State University, Revenue Bonds, Series B , Callable 5/1/2030 @
100,   3.065%, 11/1/2042 50,000 43,959
City of Newport Beach, CA, Public Improvements, Certificate of
Participation Series ,   7.168%, 7/1/2040 800,000 1,095,640
1,139,599
Florida 3.94%
Pasco County School Board, School Improvements, Certificate of
Participation Series ,   5%, 12/1/2037 1,000,000 1,063,212
Kansas 4.69%
Kansas Development Finance Authority, Revenue Bonds Series ,   4.727%,
4/15/2037 1,000,000 1,102,568
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited, Series B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 170,000 162,171
1,264,739

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Nevada 0.53%
County of Washoe, NV, Public & Highway Improvements, Build America
Revenue Bonds Series ,   7.969%, 2/1/2040 $ 100,000 $ 143,031
New York 5.06%
New York City Transitional Finance Authority Building Aid Revenue, School
Improvements, Miscellaneous Purposes Revenue Bonds Series ,   5%,
7/15/2030 300,000 337,040
New York State Dormitory Authority, Revenue Bonds Series , Callable
7/1/2026 @ 100,   3.879%, 7/1/2046 750,000 762,144
Port Authority of New York & New Jersey Series , Callable 6/1/2025 @
100,   4.823%, 6/1/2045 250,000 263,403
1,362,587
Ohio 5.93%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds Series ,   7.834%, 2/15/2041 1,000,000 1,469,840
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds Series ,   5.939%, 2/15/2047 100,000 129,711
1,599,551
Pennsylvania 3.95%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID) Series ,
Callable 11/1/2024 @ 100,   5.3%, 11/1/2033 1,000,000 1,065,851
Rhode Island 1.59%
Narragansett Bay Commission, Revenue Bonds, Series 2020A , Callable
9/1/2030 @ 100,   2.917%, 9/1/2043 500,000 428,340
Tennessee 2.95%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds Series
,   7.431%, 7/1/2043 500,000 690,089
Metropolitan Government of Nashville & Davidson County, General
Obligation Unlimited Series ,   3.493%, 7/1/2029 100,000 104,254
794,343
Texas 1.78%
Grand Parkway Transportation Corporation, Revenue Bonds, Series B ,
Callable 4/1/2030 @ 100,   3.236%, 10/1/2052 50,000 45,237
Texas Transportation Commission, General Obligation Unlimited Series ,
Callable 4/1/2030 @ 100,   2.562%, 4/1/2042 500,000 433,984
479,221
Total Municipal Bonds
(Cost $9,432,967) 10,048,579
Principal
Amount Market Value
U.S. Government & Agency Obligations  3.32%
U.S. Treasury Notes 1.375%, 2022-10-15 250,000 250,329
U.S. Treasury Notes 1.5%, 2023-01-15 400,000 400,031
U.S. Treasury Notes 1.5%, 2024-10-31 250,000 244,151
Total U.S. Government & Agency Obligations
(Cost $898,973) 894,511

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Shares Market Value
Money Market Funds 0.10%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.12%
(b)
$ 27,587 $ 27,587
Total Money Market Funds
(Cost $27,587) 27,587
Total Investments — 99.67%
(Cost $20,715,829) 26,875,290
Other Assets in Excess of Liabilities  — 0.33% 87,704
NET ASSETS - 100.00% $ 26,962,994
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
March 31, 2022 - (Unaudited)

Shares Market Value
Common Stocks 92.92%
Communications 0.51%
Switch, Inc., Class A 21,000 $ 647,220
Consumer Discretionary 0.61%
D.R. Horton, Inc. 2,600 193,726
Lennar Corp., Class A 4,000 324,680
Toll Brothers, Inc. 5,600 263,312
781,718
Data Center REITs 7.52%
Digital Realty Trust, Inc. 32,831 4,655,436
Equinix, Inc. 6,610 4,902,108
9,557,544
Energy 0.26%
Cheniere Energy Partners LP 2,000 112,720
Energy Transfer LP 2,500 27,975
Enterprise Products Partners LP 2,000 51,620
MPLX LP 2,000 66,360
Targa Resources Corp. 1,000 75,470
334,145
Financials 0.33%
Blackstone Group, Inc. (The), Class A 3,300 418,902
Gaming REITs 3.15%
Gaming and Leisure Properties, Inc. 32,885 1,543,293
MGM Growth Properties LLC, Class A 48,900 1,892,430
VICI Properties, Inc. 20,000 569,200
4,004,923
Health Care REITs 4.17%
Global Medical REIT, Inc. 15,000 244,800
Healthcare Trust of America, Inc., Class A 10,000 313,400
Healthpeak Properties, Inc. 39,568 1,358,369
Medical Properties Trust, Inc. 29,500 623,630
Omega Healthcare Investors, Inc. 5,000 155,800
Physicians Realty Trust 15,850 278,009
Ventas, Inc. 5,550 342,768
Welltower, Inc. 20,675 1,987,695
5,304,471
Hotel REITs 1.81%
Apple Hospitality REIT, Inc. 22,210 399,114
Host Hotels & Resorts, Inc.
1
30,400 590,672
Park Hotels & Resorts, Inc. 9,250 180,652
Pebblebrook Hotel Trust 35,081 858,783
Summit Hotel Properties, Inc.
(a)
9,000 89,640

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Hotel REITs (cont.)
Sunstone Hotel Investors, Inc.
(a)
15,700 $ 184,946
2,303,807
Industrial REITs 20.36%
Americold Realty Trust 9,700 270,436
Duke Realty Corp. 3,750 217,725
Innovative Industrial Properties, Inc. 24,250 4,980,950
Prologis, Inc. 93,770 15,141,980
Rexford Industrial Realty, Inc. 3,800 283,442
STAG Industrial, Inc. 45,950 1,900,032
Terreno Realty Corp. 41,900 3,102,695
25,897,260
Infrastructure REITs 3.36%
American Tower Corp., Class A 7,060 1,773,613
Crown Castle International Corp. 13,530 2,497,638
4,271,251
Mortgage Finance 1.10%
Blackstone Mortgage Trust, Inc., Class A 23,700 753,423
Starwood Property Trust, Inc. 27,000 652,590
1,406,013
Multi Asset Class REITs 1.94%
Gladstone Commercial Corp. 22,500 495,450
Lexington Realty Trust 2,700 42,390
One Liberty Properties, Inc. 2,500 76,975
WP Carey, Inc. 22,950 1,855,278
2,470,093
Office REITs 5.02%
Alexandria Real Estate Equities, Inc. 14,350 2,887,938
American Assets Trust, Inc. 3,500 132,615
Boston Properties, Inc. 7,165 922,852
City Office REIT, Inc. 59,308 1,047,379
Hudson Pacific Properties, Inc. 29,050 806,138
Kilroy Realty Corp. 7,115 543,728
Orion Office REIT, Inc. 2,848 39,872
6,380,522
Residential REITs 23.21%
American Campus Communities, Inc. 1,000 55,970
American Homes 4 Rent, Class A 15,050 602,451
Apartment Income REIT Corp.
1
25,902 1,384,721
AvalonBay Communities, Inc. 16,790 4,170,132
Camden Property Trust 13,800 2,293,560
Equity LifeStyle Properties, Inc. 36,150 2,764,752
Equity Residential 30,715 2,761,893
Essex Property Trust, Inc. 7,936 2,741,729
Invitation Homes, Inc. 21,600 867,888

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Residential REITs (cont.)
Mid-America Apartment Communities, Inc. 18,322 $ 3,837,543
Sun Communities, Inc. 28,950 5,074,646
UDR, Inc. 47,100 2,702,127
UMH Properties, Inc. 10,500 258,195
29,515,607
Retail REITs 10.68%
Agree Realty Corp. 3,250 215,670
Brixmor Property Group, Inc. 47,475 1,225,330
Federal Realty Investment Trust 13,700 1,672,359
Four Corners Property Trust, Inc. 5,000 135,200
Getty Realty Corp. 1,000 28,620
Kimco Realty Corp. 27,569 680,954
National Retail Properties, Inc. 17,750 797,685
Realty Income Corp. 29,485 2,043,310
Regency Centers Corp. 30,000 2,140,200
Simon Property Group, Inc. 31,300 4,117,828
Spirit MTA REIT
(a)
1,140 485
STORE Capital Corp. 3,000 87,690
Tanger Factory Outlet Centers, Inc. 25,100 431,469
13,576,800
Self-Storage REITs 7.97%
CubeSmart 20,750 1,079,622
Extra Space Storage, Inc. 13,195 2,712,892
Life Storage, Inc. 22,150 3,110,525
Public Storage 8,275 3,229,567
10,132,606
Specialty REITs 0.82%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,717 223,727
Iron Mountain, Inc. 14,750 817,298
1,041,025
Timber REITs 0.10%
Weyerhaeuser Co. 3,300 125,070
Total Common Stocks
(Cost $72,736,056) 118,168,977
Shares Market Value
Preferred Stocks 2.02%
Data Center REITs 0.08%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 99,640
Hotel REITs 0.97%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 136,080
Hersha Hospitality Trust, Series D, 6.50% 5,000 110,750
Hersha Hospitality Trust, Series E, 6.50% 5,000 112,009
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 60,425

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Hotel REITs (cont.)
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 $ 98,800
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 136,080
Sotherly Hotels, Inc., Series B, 8.00% 6,000 111,210
Sotherly Hotels, Inc., Series C, 7.88% 2,000 37,020
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 234,200
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 96,440
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 91,320
1,224,334
Mortgage Finance 0.04%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 44,440
Multi Asset Class REITs 0.04%
Vornado Realty Trust, Series M, 5.25% 2,500 57,850
Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 86,120
Residential REITs 0.10%
American Homes 4 Rent, Series G, 5.88% 2,000 50,160
Bluerock Residential Growth REIT, Inc., Series A, 7.13% 3,000 75,240
125,400
Retail REITs 0.17%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 50,300
Federal Realty Investment Trust 6,500 164,190
214,490
Self-Storage REITs 0.55%
Public Storage, Series I, 4.88% 1,917 46,717
Public Storage, Series K, 4.75% 4,000 97,920
Public Storage, Series L, 4.63% 2,000 46,560
Public Storage, Series M, 4.13% 1,167 25,394
Public Storage, Series N, 3.88% 4,000 81,920
Public Storage, Series P, 4.00% 2,000 40,980
Public Storage, Series Q, 3.95% 4,000 81,400
Public Storage, Series R, 4.00% 4,000 82,520
Public Storage, Series S, 4.10% 10,000 207,700
711,111
Total Preferred Stocks
(Cost $2,818,838) 2,563,385
Principal
Amount Market Value
Municipal Bonds  0.14%
Franklin County Convention Facilities Authority, Revenue Bonds Series
,   6.54%, 12/1/2036 $ 140,000 174,937

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
March 31, 2022 - (Unaudited)

Self-Storage REITs (cont.)
Total Municipal Bonds
(Cost $160,983) $ 174,937
Shares Market Value
Money Market Funds 5.20%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.12%
(b)
6,615,112 6,615,112
Total Money Market Funds
(Cost $6,615,112) 6,615,112
Total Investments — 100.28%
(Cost $82,330,989) 127,522,411
Liabilities in Excess of Other Assets  — (0.28)% (354,174)
NET ASSETS - 100.00% $ 127,168,237
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2022.